INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

13. INCOME TAXES

The Company has $7,900,000 in non-capital losses in Canada that may be applied against future taxable income, expiring between 2039 and 2043. The Company has $Nil in non-capital losses in the US that may be applied against future taxable income.

The tax effect items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Deferred income tax assets
Non-capital loss carry-forwards	$328,375	$309,510
Non-capital loss carry-forwards	(8,082)	38,740
Deferred income tax assets	$320,293	$348,250
Excess of carrying value over tax value of property, plant and equipment	$(320,293)	$(348,250)
Deferred income tax liability	$(320,293)	$(348,250)
Net deferred tax asset (liability)	$-	$-

Significant unrecognized tax benefits and unused tax losses for which no deferred tax assets is recognized as of December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Non-capital losses carried forward	$2,138,912	$1,725,619
Intangible assets	118,287	123,623
Derivative warrant liability	-	990
Lease liability	4,669	39,614
Unrecognized deductible temporary differences	$2,261,868	$1,889,846

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 27.00% (2022 and 2021 - 27.00%) to loss before income taxes as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Loss before income taxes	$(2,101,886)	$(1,189,386)	$(2,758,567)
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory tax rate	(567,509)	(321,134)	(744,813)
Items not deductible for income tax purposes	263,791	34,640	(107,916)
Under provision of taxes in prior years	(174,600)	4,469	99,873
Change in timing differences	242,678	234,499	91,007
Impact of foreign exchange on tax assets and liabilities	(18,970)	44,097	4,444
Unused tax losses and tax offsets not recognized	399,572	147,036	813,044
Income tax expense	144,962	143,607	155,639
Texas margin tax and branch tax	25,513	22,424	17,000
Income tax expense	$170,475	$166,031	$172,639